Segments Results (Schedule Of Revenues By Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Revenues	$ 28,068	$ 28,518	$ 55,527	$ 55,448	$ 112,920
North America [Member]
Revenues	7,954	8,417	15,842	15,652	31,763
Europe [Member]
Revenues	11,677	12,150	23,449	23,827	48,181
Asia [Member]
Revenues	2,621	2,215	5,119	4,401	9,537
Israel [Member]
Revenues	2,431	2,354	4,591	5,071	9,884
Middle East (Other Than Israel) [Member]
Revenues	2,672	3,002	5,293	5,703	11,900
Rest Of The World [Member]
Revenues	$ 713	$ 380	$ 1,233	$ 794	$ 1,655